Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,443	$ 1,135	$ 2,732	$ 2,188
Over-time revenues
Disaggregation of Revenue [Line Items]
Total Revenue	303	273	591	494
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Total Revenue	470	242	756	489
Nonrelated Party
Disaggregation of Revenue [Line Items]
Total Revenue	1,019	713	1,920	1,438
Related Party
Disaggregation of Revenue [Line Items]
Total Revenue	424	422	812	750
License and Other Revenue
Disaggregation of Revenue [Line Items]
Total Revenue	773	515	1,347	983
License and Other Revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Total Revenue	490	222	800	477
License and Other Revenue | Related Party
Disaggregation of Revenue [Line Items]
Total Revenue	283	293	547	506
Royalty Revenue
Disaggregation of Revenue [Line Items]
Total Revenue	670	620	1,385	1,205
Royalty Revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Total Revenue	529	491	1,120	961
Royalty Revenue | Related Party
Disaggregation of Revenue [Line Items]
Total Revenue	$ 141	$ 129	$ 265	$ 244